Inventories (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Opening balance		$ 96,284	$ 81,295	$ 80,369
Changes
Additional provisions	[1]	3,176	573	6,071
Increase (decrease) in existing provisions	[2]	2,436	(178)	(6,339)
Total changes		8,998	14,989	926
Increase in lower value	[3]	7,845	19,515	2,255
Provision used, other provisions		(54,778)	(18,338)	(1,061)
Final Balance		$ 105,282	$ 96,284	$ 81,295

[1]	Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process. At least two annual inventories are taken in the production sites and in the port in Chile (“zero sum” systems have immediate potential adjustments).
[2]	This algorithm corresponds to diverse provision percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous profit and loss, as is the case with provisions in Commercial Offices.
[3]	There are three types of Lower Value Provisions: Economic Realizable Lower Value, Potential Inventory with Uncertain Future Use and Reprocessing Costs of Off-Specification Products.